Restructuring And Impairment Charges (Components Of Restructuring Charges By Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Restructuring And Impairment Charges [Line Items]
Restructuring charges	$ 13	$ 30	$ 14
Consumer Packaging
Restructuring And Impairment Charges [Line Items]
Restructuring charges	11	$ 24	$ 5
Health, Hygiene & Specialties
Restructuring And Impairment Charges [Line Items]
Restructuring charges
Engineered Materials
Restructuring And Impairment Charges [Line Items]
Restructuring charges	$ 2	$ 6	$ 9